                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
   This Amendment (Check only one.):   [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       St. Denis J. Villere & Co., LLC
            ------------------------------------------
Address:    601 Poydras Street, Suite 1808
            ------------------------------------------
            New Orleans, LA 70112
            ------------------------------------------

            ------------------------------------------


13F File Number: 28-774
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George V. Young
          --------------------------------------------
Title:    LLC Member
          --------------------------------------------
Phone:    (504) 525-0808
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ George V. Young            New Orleans, Louisiana               2/14/06
---------------------  --------------------------------------   ---------------
    [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                  0
                                              -----------------------

Form 13F Information Table Entry Total:                           122
                                              -----------------------

Form 13F Information Table Value Total:      $                853,664
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        13F File Number            Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

                                                     St. Denis J. Villere Co., LLC
                                                                  13F
                                                           December 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       COLUMN 8
COLUMN 1                       COLUMN 2          COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                        TITLE OF                        VALUE      SHRS OR  SH/ PUT/  INVESTMENT   OTHER
 ISSUER                        CLASS            CUSIP        [x$1000]     PRN AMT  PRN CALL  DISCRETION  MANAGERS SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
SCP POOL CORP                  COM              784028 10 2    64,210    1,725,143 Sh        OTHER                     1,725,143
LUMINEX CORP DEL               COM              55027E 10 2    48,331    4,159,321 Sh        OTHER                     4,159,321
AMERICAN VANGUARD CORP         COM              030371 10 8    48,125    2,047,864 Sh        OTHER                     2,047,864
3-D SYS CORP DEL               COM NEW          88554D 20 5    40,786    2,265,888 Sh        OTHER                     2,265,888
PETROLEUM HELICOPTERS INC      COM VTG          716604 10 3    35,371    1,132,605 Sh        OTHER                     1,132,605
PETROLEUM HELICOPTERS INC      COM NON VTG      716604 20 2    33,279    1,065,605 Sh        OTHER                     1,065,605
LASERSCOPE                     COM              518081 10 4    33,005    1,469,500 Sh        OTHER                     1,469,500
NOBLE INTL LTD                 COM              655053 10 6    32,539    1,561,371 Sh        OTHER                     1,561,371
EPIQ SYS INC                   COM              26882D 10 9    31,088    1,676,831 Sh        OTHER                     1,676,831
GARMIN LTD                     ORD              G37260 10 9    26,915      405,650 Sh        OTHER                       405,650
FIRST ST BANCORPORATION        COM              336453 10 5    26,829    1,118,339 Sh        OTHER                     1,118,339
DELTA PETE CORP                COM NEW          247907 20 7    26,707    1,226,791 Sh        OTHER                     1,226,791
BLOCK H & R INC                COM              093671 10 5    23,124      941,896 Sh        OTHER                       941,896
MARCUS CORP                    COM              566330 10 6    22,583      960,995 Sh        OTHER                       960,995
KANSAS CITY SOUTHERN           COM NEW          485170 30 2    21,395      875,766 Sh        OTHER                       875,766
ADVANCED MEDICAL OPTICS INC    COM              00763M 10 8    21,356      510,900 Sh        OTHER                       510,900
HENRY JACK & ASSOC INC         COM              426281 10 1    20,327    1,064,810 Sh        OTHER                     1,064,810
INPUT/OUTPUT INC               COM              457652 10 5    19,872    2,826,750 Sh        OTHER                     2,826,750
GULF ISLAND FABRICATION INC    COM              402307 10 2    19,061      784,087 Sh        OTHER                       784,087
STEWART ENTERPRISES INC        CL A             860370 10 5    15,587    2,881,106 Sh        OTHER                     2,881,106
COAST FINL HLDGS INC           COM              190354 10 0    14,654      893,000 Sh        OTHER                       893,000
CABOT CORP                     COM              127055 10 1    14,644      409,050 Sh        OTHER                       409,050
WELLS FARGO & CO NEW           COM              949746 10 1    14,586      232,146 Sh        OTHER                       232,146
LEGGETT & PLATT INC            COM              524660 10 7    14,466      630,064 Sh        OTHER                       630,064
CABELAS INC                    COM              126804 30 1    10,770      648,800 Sh        OTHER                       648,800
CAREMARK RX INC                COM              141705 10 3     7,765      149,924 Sh        OTHER                       149,924
O REILLY AUTOMOTIVE INC        COM              686091 10 9     7,764      242,550 Sh        OTHER                       242,550
O CHARLEYS INC                 COM              670823 10 3     7,713      497,310 Sh        OTHER                       497,310
YELLOW ROADWAY CORP            COM              985577 10 5     6,319      141,650 Sh        OTHER                       141,650
QUICKSILVER RESOURCES INC      COM              74837R 10 4     5,938      141,350 Sh        OTHER                       141,350
STONE ENERGY CORP              COM              861642 10 6     5,910      130,300 Sh        OTHER                       130,300
BANK OF AMERICA CORPORATION    COM              060505 10 4     5,910      128,062 Sh        OTHER                       128,062
INTERNATIONAL SHIPHOLDING CO   PFD 6% CONV EX   460321 30 0     5,710      113,900 Sh        OTHER                       113,900
INTERNATIONAL RECTIFIER CORP   COM              460254 10 5     5,449      170,800 Sh        OTHER                       170,800
WESTAR ENERGY INC              COM              95709T 10 0     5,202      241,950 Sh        OTHER                       241,950
US BANCORP DEL                 COM NEW          902973 30 4     5,074      169,770 Sh        OTHER                       169,770
SOUTHWESTERN ENERGY CO         COM              845467 10 9     4,791      133,300 Sh        OTHER                       133,300
EXXON MOBIL CORP               COM              30231G 10 2     4,719       84,010 Sh        OTHER                        84,010
JPMORGAN CHASE & CO            COM              46625H 10 0     4,053      102,113 Sh        OTHER                       102,113
WHITNEY HLDG CORP              COM              966612 10 3     4,011      145,546 Sh        OTHER                       145,546
BROOKE CORP                    COM              112502 10 9     3,864      275,000 Sh        OTHER                       275,000

                                                     St. Denis J. Villere Co., LLC
                                                                  13F
                                                           December 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       COLUMN 8
COLUMN 1                       COLUMN 2          COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                        TITLE OF                        VALUE      SHRS OR  SH/ PUT/  INVESTMENT   OTHER
 ISSUER                        CLASS            CUSIP        [x$1000]     PRN AMT  PRN CALL  DISCRETION  MANAGERS SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
TIDEWATER INC                  COM              886423 10 2     3,690       83,000 Sh        OTHER                        83,000
DST SYS INC DEL                COM              233326 10 7     3,424       57,150 Sh        OTHER                        57,150
HYDRIL                         COM              448774 10 9     3,305       52,800 Sh        OTHER                        52,800
SCHLUMBERGER LTD               COM              806857 10 8     2,881       29,654 Sh        OTHER                        29,654
VITRAN INC                     COM              92850E 10 7     2,711      137,600 Sh        OTHER                       137,600
CAPITAL ONE FINL CORP          COM              14040H 10 5     2,671       30,910 Sh        OTHER                        30,910
CAL MAINE FOODS INC            COM NEW          128030 20 2     2,597      382,506 Sh        OTHER                       382,506
HANCOCK HLDG CO                COM              410120 10 9     2,580       68,224 Sh        OTHER                        68,224
GENERAL CABLE CORP DEL NEW     COM              369300 10 8     2,510      127,400 Sh        OTHER                       127,400
CHEMTURA CORP                  COM              163893 10 0     2,437      191,900 Sh        OTHER                       191,900
SCOTTS MIRACLE GRO CO          CL A             810186 10 6     2,352       52,000 Sh        OTHER                        52,000
CERNER CORP                    COM              156782 10 4     2,236       24,600 Sh        OTHER                        24,600
GENERAL ELECTRIC CO            COM              369604 10 3     2,054       58,599 Sh        OTHER                        58,599
ST  PAUL TRAVELERS INC         COM              792860 10 8     1,960       43,885 Sh        OTHER                        43,885
KEYCORP NEW                    COM              493267 10 8     1,765       53,600 Sh        OTHER                        53,600
EMAGEON INC                    COM              29076V 10 9     1,716      107,900 Sh        OTHER                       107,900
CITIGROUP INC                  COM              172967 10 1     1,700       35,025 Sh        OTHER                        35,025
AMSOUTH BANCORPORATION         COM              032165 10 2     1,676       63,933 Sh        OTHER                        63,933
BIO RAD LABS INC               CL A             090572 20 7     1,649       25,200 Sh        OTHER                        25,200
MARSH  & MCLENNAN COS INC      COM              571748 10 2     1,629       51,300 Sh        OTHER                        51,300
IRWIN FINL CORP                COM              464119 10 6     1,433       66,900 Sh        OTHER                        66,900
MERGE TECHNOLOGIES INC         COM              589981 10 9     1,415       56,500 Sh        OTHER                        56,500
PFIZER INC                     COM              717081 10 3     1,357       58,210 Sh        OTHER                        58,210
AMEDISYS INC                   COM              023436 10 8     1,297       30,700 Sh        OTHER                        30,700
SOUTHWEST BANCORP INC OKLA     COM              844767 10 3     1,262       63,100 Sh        OTHER                        63,100
CISCO SYS INC                  COM              17275R 10 2     1,251       73,076 Sh        OTHER                        73,076
BP PLC                         SPONSORED ADR    055622 10 4     1,162       18,088 Sh        OTHER                        18,088
BELLSOUTH CORP                 COM              079860 10 2     1,046       38,595 Sh        OTHER                        38,595
DISNEY WALT CO                 COM DISNEY       254687 10 6     1,015       42,350 Sh        OTHER                        42,350
OFFSHORE LOGISTICS INC         COM              676255 10 2       969       33,200 Sh        OTHER                        33,200
MCDONALDS CORP                 COM              580135 10 1       937       27,800 Sh        OTHER                        27,800
NIC INC                        COM              62914B 10 0       906      147,000 Sh        OTHER                       147,000
GOLDMAN SACHS GROUP INC        COM              38141G 10 4       894        7,000 Sh        OTHER                         7,000
JOHNSON & JOHNSON              COM              478160 10 4       853       14,185 Sh        OTHER                        14,185
PROCTER & GAMBLE CO            COM              742718 10 9       852       14,720 Sh        OTHER                        14,720
VIACOM INC                     CL B             925524 30 8       804       24,671 Sh        OTHER                        24,671
AFLAC INC                      COM              001055 10 2       792       17,070 Sh        OTHER                        17,070
GRAINGER W W INC               COM              384802 10 4       711       10,000 Sh        OTHER                        10,000
CHEVRON CORP NEW               COM              166764 10 0       694       12,232 Sh        OTHER                        12,232
HOME DEPOT INC                 COM              437076 10 2       679       16,782 Sh        OTHER                        16,782
BRISTOL MYERS SQUIBB CO        COM              110122 10 8       675       29,368 Sh        OTHER                        29,368
AMERICAN INTL GROUP INC        COM              026874 10 7       655        9,600 Sh        OTHER                         9,600
SECURITY BANK CORP             COM              814047 10 6       652       28,000 Sh        OTHER                        28,000
ALLSTATE CORP                  COM              020002 10 1       649       12,000 Sh        OTHER                        12,000
DEVELOPERS DIVERSIFIED RLTY    COM              251591 10 3       611       13,000 Sh        OTHER                        13,000

                                                     St. Denis J. Villere Co., LLC
                                                                  13F
                                                           December 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       COLUMN 8
COLUMN 1                       COLUMN 2          COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                        TITLE OF                        VALUE      SHRS OR  SH/ PUT/  INVESTMENT   OTHER
 ISSUER                        CLASS            CUSIP        [x$1000]     PRN AMT  PRN CALL  DISCRETION  MANAGERS SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
PEOPLES FINL CORP MISS         COM              71103B 10 2       593       35,200 Sh        OTHER                        35,200
PNC FINL SVCS GROUP INC        COM              693475 10 5       587        9,500 Sh        OTHER                         9,500
REGIONS FINANCIAL CORP NEW     COM              7591EP 10 0       531       15,533 Sh        OTHER                        15,533
KIMBERLY CLARK CORP            COM              494368 10 3       519        8,700 Sh        OTHER                         8,700
WACHOVIA CORP 2ND NEW          COM              929903 10 2       505        9,558 Sh        OTHER                         9,558
MORGAN STANLEY                 COM NEW          617446 44 8       504        8,882 Sh        OTHER                         8,882
COLGATE PALMOLIVE CO           COM              194162 10 3       504        9,185 Sh        OTHER                         9,185
WAL MART STORES INC            COM              931142 10 3       479       10,240 Sh        OTHER                        10,240
PEPSICO INC                    COM              713448 10 8       475        8,045 Sh        OTHER                         8,045
FIRST DATA CORP                COM              319963 10 4       462       10,748 Sh        OTHER                        10,748
CENTRAL GARDEN & PET CO        COM              153527 10 6       436        9,500 Sh        OTHER                         9,500
MERCK & CO INC                 COM              589331 10 7       422       13,255 Sh        OTHER                        13,255
MEDTRONIC INC                  COM              585055 10 6       397        6,900 Sh        OTHER                         6,900
MICROSOFT CORP                 COM              594918 10 4       373       14,262 Sh        OTHER                        14,262
RF MONOLITHICS INC             COM              74955F 10 6       348       62,800 Sh        OTHER                        62,800
FEDERAL NATL MTG ASSN          COM              313586 10 9       344        7,050 Sh        OTHER                         7,050
ALTRIA GROUP INC               COM              02209S 10 3       342        4,577 Sh        OTHER                         4,577
SIGNATURE BK NEW YORK NY       COM              82669G 10 4       340       12,100 Sh        OTHER                        12,100
TUPPERWARE BRANDS CORP         COM              899896 10 4       338       15,102 Sh        OTHER                        15,102
BURLINGTON RES INC             COM              122014 10 3       307        3,566 Sh        OTHER                         3,566
VERIZON COMMUNICATIONS         COM              92343V 10 4       295        9,783 Sh        OTHER                         9,783
QLT INC                        COM              746927 10 2       291       45,700 Sh        OTHER                        45,700
HEWITT ASSOCS INC              COM              42822Q 10 0       266        9,500 Sh        OTHER                         9,500
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259 20 6       257        4,176 Sh        OTHER                         4,176
TOREADOR RES CORP              COM              891050 10 6       255       12,100 Sh        OTHER                        12,100
COOPER COS INC                 COM NEW          216648 40 2       250        4,875 Sh        OTHER                         4,875
NEWPARK RES INC                COM PAR $.01NEW  651718 50 4       250       32,700 Sh        OTHER                        32,700
LINCARE HLDGS INC              COM              532791 10 0       249        5,948 Sh        OTHER                         5,948
PPG INDS INC                   COM              693506 10 7       244        4,216 Sh        OTHER                         4,216
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747 20 6       243        4,000 Sh        OTHER                         4,000
ANADARKO PETE CORP             COM              032511 10 7       237        2,504 Sh        OTHER                         2,504
LOWES COS INC                  COM              548661 10 7       229        3,435 Sh        OTHER                         3,435
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550 10 6       227        4,750 Sh        OTHER                         4,750
SHORE BANCSHARES INC           COM              825107 10 5       226        7,125 Sh        OTHER                         7,125
BAXTER INTL INC                COM              071813 10 9       226        6,000 Sh        OTHER                         6,000
INTERNATIONAL BUSINESS MACHS   COM              459200 10 1       197    2,826,750 Sh        OTHER                     2,826,750

                                                              853,664